DEFINED CONTRIBUTION PLAN	12 Months Ended
May 31, 2023
Retirement Benefits [Abstract]
DEFINED CONTRIBUTION PLAN

NOTE 13 – DEFINED CONTRIBUTION PLAN

The Company maintains a 401K plan for the benefit of its employees. Company contributions amounted to $16,118 and $11,842 in the years ended May 31, 2023 and 2022, respectively.